Fair Value Measurements, Derivative Instruments and Hedging Activities - Fuel Derivatives Outstanding (Details) bbl in Thousands, $ in Millions	12 Months Ended
	Nov. 30, 2016 USD ($) bbl $ / bbl	Nov. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)
Derivative [Line Items]
Unrealized gains (losses) on fuel derivatives, net | $	$ 236	$ (332)	$ (268)
Realized losses on fuel derivatives, net | $	(283)	(244)	(3)
Losses on fuel derivatives, net | $	$ (47)	$ (576)	$ (271)
Fuel Derivatives 2017 Maturity
Derivative [Line Items]
Barrels | bbl	8,124
Fuel Derivatives 2017 Maturity February 2013 Transaction Date
Derivative [Line Items]
Barrels | bbl	3,276
Weighted-Average Floor Price (in dollars per BBL)	80
Weighted-Average Ceiling Price (in dollars per BBL)	115
Fuel Derivatives 2017 Maturity April 2013 Transaction Date
Derivative [Line Items]
Barrels | bbl	2,028
Weighted-Average Floor Price (in dollars per BBL)	75
Weighted-Average Ceiling Price (in dollars per BBL)	110
Fuel Derivatives 2017 Maturity January 2014 Transaction Date
Derivative [Line Items]
Barrels | bbl	1,800
Weighted-Average Floor Price (in dollars per BBL)	75
Weighted-Average Ceiling Price (in dollars per BBL)	114
Fuel Derivatives 2017 Maturity October 2014 Transaction Date
Derivative [Line Items]
Barrels | bbl	1,020
Weighted-Average Floor Price (in dollars per BBL)	80
Weighted-Average Ceiling Price (in dollars per BBL)	113
Fuel Derivatives 2018 Maturity [Domain]
Derivative [Line Items]
Barrels | bbl	5,700
Fuel Derivatives 2018 Maturity January 2014 Transaction Date
Derivative [Line Items]
Barrels | bbl	2,700
Weighted-Average Floor Price (in dollars per BBL)	75
Weighted-Average Ceiling Price (in dollars per BBL)	110
Fuel Derivatives 2018 Maturity October 2014 Transaction Date
Derivative [Line Items]
Barrels | bbl	3,000
Weighted-Average Floor Price (in dollars per BBL)	80
Weighted-Average Ceiling Price (in dollars per BBL)	114